Organization and Business Operations - Additional Information (Details) - USD ($)				12 Months Ended
	Feb. 10, 2020	Feb. 07, 2020	Nov. 01, 2019	Dec. 31, 2019	Sep. 11, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
SharePrice					$ 10.00
Regulatory withdrawal of interest from trust account, annual limit	$ 750,000
Regulatory withdrawal of interest from trust account, maximum period	24 months
Dissolution expenses, maximum allowed				$ 100,000
Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Regulatory withdrawal of interest from trust account, maximum period				24 months
Number of months to complete business combination				24 months
Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of fair market value				80.00%
Proposed PAE Business Combination [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Maximum additional earn-out payments to be paid			400,000,000
Subsequent Event
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceed from private placement gross	$ 220,000,000
Stockholder vote		The actual redemptions of common stock by Company stockholders in conjunction with the stockholder vote was 213 shares.<table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Subsequent Event | Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination number of shares issued	23,913,044
SharePrice	$ 9.20
Subsequent Event | Shay Holding Corporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Aggregate merger consideration	$ 1,400,000,000
Payments to acquired business	417,000,000
Consideration payable including assumed indebtedness	138,000,000
Payments to acquire business through cash held in trust	408,000,000
Proceed from private placement gross	220,000,000
Business combination expenses	$ 33,000,000
Discount price	$ 9.20
Subsequent Event | Shay Holding Corporation | Additional Stock Consideration [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares subject to cancellation in business combination	1,086,956
Shares subject to cancellation in private placement	1,913,044
Subsequent Event | Shay Holding Corporation | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination number of shares issued	21,127,823
Subsequent Event | Shay Holding Corporation | Common Class F [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares subject to cancellation in business combination	3,000,000
Subsequent Event | EAP Merger Sub Inc [Member] | Shay Holding Corporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding common stock to be owned	100.00%
Subsequent Event | EAP Merger Sub II LLC [Member] | Shay Holding Corporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding common stock to be owned	100.00%
Common stock par value	$ 0.0001